Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (66,394)	$ (59,277)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Reduction in the carrying amount of ROU assets, operating	1,266	877
Reduction in the carrying amount of ROU assets, finance	306	148
Stock based compensation expense	3,043	1,781
Depreciation and amortization expense	271	120
Change in fair value of convertible SAFE Note liability	530
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	990	(1,889)
Security deposits		2
Accounts payable	(180)	(426)
Change in deferred income		(46)
Accrued expenses and other current liabilities	2,440	4,476
Taxes payable	(349)	(22)
Lease liability, operating	(1,414)	(298)
Lease liabilities, finance	(5)	(6)
Net cash used in operating activities	(59,496)	(54,560)
Cash flows from investing activities:
Purchase of internal use software	(50)	(229)
Purchase of property and equipment	(115)	(672)
Net cash used in investing activities	(165)	(901)
Cash flows from financing activities:
Proceeds from issuance of series A convertible preferred stock		20
Proceeds from exercise of stock options	51	332
Payments on finance leases	(425)	(163)
Payments of issuance costs on convertible SAFE Note	(86)
Proceeds from issuance of convertible SAFE Note	4,000
Proceeds from issuance of common stock upon initial public offering, net of underwriters discounts, commissions and other offering costs	100,251
Net cash provided by financing activities	103,791	189
Net change in cash, cash equivalents and restricted cash	44,130	(55,272)
Total cash, cash equivalents and restricted cash at beginning of period	80,588	135,860
Total cash, cash equivalents and restricted cash at end of period	124,718	80,588
Cash and cash equivalents at beginning of period	77,335	135,860
Restricted cash included in long-term assets at beginning of period	3,253
Cash and cash equivalents at end of period	121,466	77,335
Restricted cash included in long-term assets at end of period	3,252	3,253
Supplemental disclosures of cash flow information
Interest paid	176	77
Supplemental disclosure of non-cash activities
Deferred financing costs included in accounts payable and accrued expenses	1,105
Issuance costs related to convertible debt included in accounts payable and accrued expenses	50
Purchase of property and equipment included in accounts payable and accrued expenses	141	43
Operating lease right-of-use assets and operating lease liabilities recognized		11,585
Finance lease right-of use assets and finance lease liabilities recognized		2,364
Conversion of convertible preferred stock into common stock in connection with initial public offering, net of issuance costs	185,032
Conversion of SAFE Note into common stock in connection with initial public offering, net of issuance costs	4,417
Amounts reclassified from deposit liabilities upon the vesting of early-exercised stock options previously subject to repurchase, (net of proceeds received from early exercise of unvested stock options subject to repurchase and recorded as deposit liabilities)	$ 87	$ (188)